Notes to the consolidated financial statements - Revenue from contract with customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 102,990	€ 48,871	€ 17,416
Research services combined with an IP license
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	79,827	46,597	5,777
Product
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	457	556	8,617
Research and development services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	22,706	1,718	3,022
Belgium | GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	74,298	8,809
Germany | Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	26,003	1,885	2,474
Germany | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues			104
Netherlands | Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	1,770	2,628
Switzerland | CRISPR
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 919	695	519
United States | Eli Lilly.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		€ 34,854	€ 14,319